Exhibit 99.9 Schedule 4

Loan Number	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
1963106	XX	XX	Closed	2025-01-15 12:56	2025-01-20 22:01	Waived	2 - Non-Material	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Waived-Exception provided. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/20/2025

Ready for Review-Document Uploaded.  - Buyer-01/17/2025

													Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Lender guidelines require the most recent 12-month mortgage history to be verified for the borrower's primary residence. Despite this requirement, only 10 months were verified, 5 months on the credit report and 5 months cash receipts for the previous mortgage. In addition, lender guidelines require cancelled checks to be provided when a lender is a private party. The loan file contained cash receipts and a LOX from the borrower regarding payments made in cash. - Due Diligence Vendor-01/15/2025		Waived-Exception provided. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/20/2025	Exception.pdf		FICO 736, 56>680 min Res 200 mo, 194>6 min DSCR 1.7, .7>1.0 min	KY	Investment	Refinance	Cash Out - Other	3208440	Originator Post-Close	No